FAIR VALUE MEASUREMENT (Details) - CONCORD ACQUISITION CORP III - USD ($)		12 Months Ended
	Nov. 02, 2023	Dec. 31, 2023	Dec. 31, 2022
Liabilities.:
Warrant Liability		$ 2,383,000	$ 1,812,200
Sponsor Earnout Shares
Liabilities.:
Number of shares to be private placement warrants issued at closing	2,820,000	2,820,000
Private Placement Warrants
Liabilities.:
percentage of warrants subject to forfeiture		100.00%
Level 1 | Recurring | Marketable Securities Held In Trust Account
Liabilities.:
Marketable securities held in Trust Account			356,190,233
Level 1 | Recurring | Public Warrants
Liabilities.:
Warrant Liability		$ 1,725,000
Level 2 | Recurring | Public Warrants
Liabilities.:
Warrant Liability			1,173,000
Level 3 | Recurring | Private Placement Warrants
Liabilities.:
Warrant Liability		$ 658,000	639,200
Level 3 | Recurring | Sponsor Loans
Liabilities.:
Warrant Liability			$ 1,000,000